Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Issued capital [member]	Share premium [member]	Reverse recapitalization reserve [member]	Merger reserve [member]	Reserve of share-based payments [member]	Statutory reserve [member]	Capital reserve [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2021	¥ 943	¥ 757,318	¥ (507,235)	¥ 58,989	¥ 127,982	¥ 135,343	¥ 61,266	¥ (582,820)	¥ (924)	¥ 50,862	¥ (1,306)	¥ 49,556
IfrsStatementLineItems [Line Items]
Net income (loss) for the period								(29,335)		(29,335)	3,589	(25,746)
Exchange difference on transaction of financial statements of foreign operations									114	114		114
Total comprehensive income (loss) for the period								(29,335)	114	(29,221)	3,589	(25,632)
Issuance of new shares for equity financing
Equity compensation - employee share-based compensation	21				1,004					1,025		1,025
Additional paid in capital											2,450	2,450
Transfer to statutory reserves
Balance at Jun. 30, 2022	964	757,318	(507,235)	58,989	128,986	135,343	61,266	(612,155)	(810)	22,666	4,733	27,399
Balance at Dec. 31, 2022	1,288	762,767	(507,235)	58,989	130,093	135,343	61,266	(640,738)	(726)	1,047	5,418	6,465
IfrsStatementLineItems [Line Items]
Net income (loss) for the period								34,613		34,613	(37)	34,576
Exchange difference on transaction of financial statements of foreign operations									(4,145)	(4,145)		(4,145)
Total comprehensive income (loss) for the period								34,613	(4,145)	30,468	(37)	30,431
Issuance of new shares for equity financing	1,486	51,449								52,935		52,935
Equity compensation - employee share-based compensation	753				27,756					28,509		28,509
Conversion of long-term notes into common shares	4	140								144		144
Balance at Jun. 30, 2023	¥ 3,531	¥ 814,356	¥ (507,235)	¥ 58,989	¥ 157,849	¥ 135,343	¥ 61,266	¥ (606,125)	¥ (4,871)	¥ 113,103	¥ 5,381	¥ 118,484